Expenses by Nature - Schedule of Expenses by Nature (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Expenses by Nature [Abstract]
Employee benefit expense	$ 9,692,846	$ 14,136,901	$ 12,195,089
Outsourcing charges	14,196,270	9,693,009	6,401,995
Professional services expenses	5,019,415	7,352,785	5,229,184
Change in inventory of finished goods	18,579,888	5,337,118	7,266,283
Expected credit loss	897,170	12,153,098
Insurance expenses	1,153,243	1,548,512	862,649
Amortization expenses on intangible assets	821,201	726,031	1,687,618
Depreciation expenses on property and equipment	407,615	507,026	5,897,753
Depreciation expenses on right-of-use asset	166,506	15,937	40,414
Share listing expenses			70,104,989
Others	2,942,480	2,481,689	1,437,146
Total	$ 53,876,634	$ 53,952,106	$ 111,123,120